Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Operating leases

In May 2019, the Company entered into a sublease agreement for a portion of the laboratory and office space in Waltham, Massachusetts. The term of the sublease commenced on July 1, 2019 and expires on December 31, 2021.

Rent expense for the three months ended September 30, 2020 and 2019 totaled $0.2 million and $0.4 million, respectively. Rent expense for the nine months ended September 30, 2020 and 2019 totaled $0.2 million and $0.4 million, respectively.

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Future minimum lease payments under the non-cancelable operating leases consisted of the following as of September 30, 2020:

Year Ending December 31,	(in thousands)
2020 (remaining 3 months)	$197
2021	800

Total	$997

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to any such legal proceedings.

Other contractual obligations

The Company enters into contracts in the normal course of business with third parties for preclinical research studies, clinical trials and testing and manufacturing services. These contracts typically do not contain minimum purchase commitments and are generally cancelable by the Company upon written notice. Payments due upon cancellation consist of payments for services provided or expenses incurred, including noncancelable obligations of the service providers, up to the date of cancellation and in the case of certain arrangements may include non-cancelable fees.

13. Commitments and contingencies

Operating leases

In May 2019, the Company entered into a sublease agreement for a portion of the laboratory and office space in Waltham, Massachusetts. The term of the sublease commenced on July 1, 2019 and expires on December 31, 2021.

Rent expense for the years ended December 31, 2018 and 2019 totaled $0.3 million and $0.7 million, respectively.

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Future minimum lease payments under the non-cancelable operating leases consisted of the following as of December 31, 2019:

Year ending December 31,	(in thousands)
2020	$776
2021	800

Total	$1,576

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to any such legal proceedings.

Other contractual obligations

The Company enters into contracts in the normal course of business with third parties for preclinical research studies, clinical trials and testing and manufacturing services. These contracts typically do not contain minimum purchase commitments and are generally cancelable by the Company upon written notice. Payments due upon cancellation consist of payments for services provided or expenses incurred, including noncancelable obligations of the service providers, up to the date of cancellation and in the case of certain arrangements may include non-cancelable fees.

The Company has also entered into a license agreement (the “UMONS Agreement”) with the University of Mons (“UMONS”) in April 2020, pursuant to which UMONS granted to the Company an exclusive, worldwide license to certain patents and patent applications and a non-exclusive, worldwide license to existing, related know-how. Each of the issued patents licensed to the Company under the UMONS Agreement is scheduled to expire in 2031. The licenses under the UMONS Agreement confer on the Company the right to research, develop and commercialize products (“licensed products”), and to practice processes, in each case, covered by the licensed patents and existing, related know-how.

Under the UMONS Agreement, the Company is obligated to use commercially reasonable efforts to develop at least one licensed product and, to the extent regulatory approval is obtained in such jurisdictions, to commercialize at least one licensed product in the United States and the United Kingdom or a member country of the European Union. Unless terminated earlier, the UMONS Agreement will remain in effect until the last to expire of the licensed patent rights on a licensed product-by-licensed product and country-by-country basis. UMONS may terminate the UMONS Agreement in the event of a material breach by the Company and the Company’s failure to cure such breach within a specified time period. The Company may voluntarily terminate the UMONS Agreement with prior notice to UMONS.

In connection with the Company’s entry into the UMONS Agreement, the Company paid UMONS an upfront payment of €0.1 million. The Company also agreed to make milestone payments to UMONS upon the achievement of specified development and regulatory milestones up to a maximum aggregate total of €0.4 million for the first licensed product to achieve such milestones and up to a maximum aggregate total of €0.2 million for each subsequent licensed product to achieve each such milestones, as well as a low single-digit percentage royalty on net sales of licensed products by the Company, its affiliates and sublicensees. These royalty obligations continue on a licensed product-by-licensed product and country-by-country basis until the expiration of the last licensed patent rights covering such licensed product in such country. In addition, if the Company sublicenses rights under the UMONS Agreement, the Company is required to pay a low double-digit percentage of the sublicense revenue to UMONS. Additionally, if the Company chooses to file, prosecute or maintain any patents included in the licensed patent rights under the UMONS Agreement, it will be required to bear the full cost and expenses of preparing, filing, prosecuting and maintaining any such patents.

No amounts have been accrued under this arrangement with respect to potential milestone payment obligations or royalty obligations given the uncertainty of achieving the specified milestones and commercial sales of any licensed products.